Property and equipment, net (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total	$ 55,018,873	$ 51,133,924
Accumulated depreciation	(8,543,148)	(4,427,924)	(4,448,459)
Property and equipment, net	46,475,725	46,706,000
Depreciation expense	4,543,419	1,400,639	533,616
Amortization expense related to the corporate aircraft capital lease	2,868,205	710,895	0
Accumulated depreciation expense	3,585,257	710,895	0
Corporate Aircraft [Member]
Property, Plant and Equipment [Line Items]
Total	43,184,212	43,340,746
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	4,919,955	3,832,047
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	$ 6,914,706	$ 3,961,131